THE ADVISORS' INNER CIRCLE FUND


                                 [LOGO OMITTED]


                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 1999






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

                               VALUE EQUITY FUND

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund and the benchmark Russell 1000 Value Index for the seven month period from inception (March 31, 1999) to October 31, 1999 were as follows.
------------------------------------------------------------------------------
                                   Total Return
------------------------------------------------------------------------------
  Fund                                 3.30%
------------------------------------------------------------------------------
  Russell 1000 Value Index             6.15%
------------------------------------------------------------------------------

During the same period, within the universe of value stocks, mid cap stocks underperformed large cap stocks.

------------------------------------------------------------------------------
  Index                          Style                   Total Return
------------------------------------------------------------------------------
  Russell Top 200 Value          Large Cap Value            7.84%
------------------------------------------------------------------------------
  Russell Mid Cap Value          Mid Cap Value              2.29%
------------------------------------------------------------------------------

The portfolio characteristics of the Fund, the benchmark Russell 1000 Value Index (representing large cap and mid cap value stocks) and the S&P 500 Index (representing the broad market) as of October 31, 1999 were as follows.

------------------------------------------------------------------------------
                                           Russell 1000             S&P 500
  Characteristic                Fund      Value Index               Index
------------------------------------------------------------------------------
  Price-to-Earnings Ratio       13.0         19.6                   27.5
------------------------------------------------------------------------------
  Price-to-Book Ratio            2.2          3.0                    4.8
------------------------------------------------------------------------------
  Weighted Average
  Market Capitalization      $27 billion  $56 billion           $116 billion


As shown above, the Fund's portfolio was deeper on value (as measured by price-to-book and price-to-earnings) and had a smaller average market capitalization than both indexes. LSV has always been a deep value manager with deeper value characteristics than the large-cap value indexes and with an emphasis on more mid cap stocks; we will continue to manage the Fund in this style.
                                                                   1

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE EQUITY FUND, VERSUS THE RUSSELL 1000 VALUE INDEX

[Line Graph Omitted]
Plot Points are as follows:

                  LSV      Russell
3/31/99          10,000    10,000
10/31/95         10,329    10,615

(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS       LSV VALUE EQUITY FUND
October 31, 1999

                                                  Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
------------------------------------------------------------------------------
COMMON STOCK (98.2%)
AEROSPACE & DEFENSE (3.5%)
   Alliant Techsystems*                 700    $     43
   Cordant Technologies               2,700          84
   Litton Industries*                 2,600         122
   United Technologies                3,500         212
                                               --------
                                                    461
                                               --------
AIR TRANSPORTATION (2.7%)
   Alaska Airgroup*                   1,300          52
   America West Holdings, Cl B*       3,400          70
   Delta Air Lines                    4,300         234
                                               --------
                                                    356
                                               --------
AUTOMOTIVE (6.1%)
   Arvin Industries                   1,700          48
   Delphi Automotive Systems          2,096          34
   Ford Motor                         5,400         296
   General Motors                     3,300         232
   Navistar International*            4,100         171
   Ryder Systems                      1,800          39
                                               --------
                                                    820
                                               --------
BANKS (13.9%)
   Amsouth Bancorp                    6,450         166
   Bancwest                           1,180          49
   Bank of America                    3,600         232
   Chase Manhattan                    3,700         323
   Dime Bancorp                       2,900          52
   Fleet Boston                       2,700         118
   Golden West Financial              2,000         224
   Greenpoint Financial               3,900         111
   J.P. Morgan                        1,800         236
   Pacific Century Financial          5,000         114
   PNC                                3,900         233
                                               --------
                                                  1,858
                                               --------
BUILDING & CONSTRUCTION (1.8%)
   Centex                             1,800          48
   Lafarge                            1,840          55
   Owens Corning                      2,300          47
   Pulte                              4,720          95
                                               --------
                                                    245
                                               --------
BUSINESS SERVICES (0.3%)
   Harris                             1,700          38
                                               --------
CHEMICALS (2.1%)
   Dow Chemicals                      1,800         213
   W.R. Grace & Company*              4,070          61
                                               --------
                                                    274
                                               --------

                                                 Market
                                                  Value
                                     Share        (000)
                                   --------    --------
COMPUTERS & SERVICES (5.4%)
   Apple Computer*                    4,300      $  345
   IBM                                2,200         216
   NCR*                               1,800          60
   Unisys*                            4,300         104
                                               --------
                                                    725
                                               --------
CONTAINERS & PACKAGING (0.6%)
   Ball                               2,100          85
                                               --------
ELECTRICAL SERVICES (9.5%)
   DTE Energy                         2,820          94
   Eastern Utilities Association      1,600          48
   Edison International               2,800          83
   Energy East                        4,700         118
   FPL Group                          1,300          65
   OGE Energy                         2,300          52
   PECO Energy                        2,700         103
   PG&E                               8,000         184
   PP&L Resources                     7,700         208
   Public Service Company of
     New Mexico                       2,910          52
   Public Service Enterprise Group    5,400         214
   Reliant Energy                     1,900          52
                                               --------
                                                  1,273
                                               --------
FINANCIAL SERVICES (4.6%)
   Bear Stearns                       4,400         188
   Countrywide Credit Industries      5,400         183
   Financial Security Assurance
      Holdings                        1,510          85
   Lehman Brothers Holdings             900          66
   Painewebber Group                  2,400          98
                                               --------
                                                    620
                                               --------
FOOD, BEVERAGE & TOBACCO (2.7%)
   Earthgrains                        2,430          55
   IBP                                8,500         203
   Ralcorp Holdings*                  2,800          55
   Universal                          1,900          45
                                               --------
                                                    358
                                               --------
HOUSEHOLD FURNITURE & FIXTURES (0.4%)
   Furniture Brands International*    2,800          54
                                               --------
HOUSEHOLD PRODUCTS (3.2%)
   Maytag                             2,380          95
   Premark International              1,960         107
   Whirlpool                          3,200         223
                                               --------
                                                    425
                                               --------
INDUSTRIAL (1.4%)
   Rockwell International             3,900         189
                                               --------

The accompanying notes are an integral part of the financial statements.

LSV VALUE EQUITY FUND

October 31, 1999

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (concluded)     Shares      (000)
-------------------------------------------------------
INSURANCE (6.4%)
   Aetna                                700      $   35
   Allstate                           3,130          90
   Cigna                              1,800         135
   Hartford Financial Services
     Group                            2,850         148
   Lincoln National                   3,560         164
   Old Republic International         2,600          36
   Travelers Property Casualty        6,900         248
                                               --------
                                                    856
                                               --------
LEASING & RENTING (0.8%)
   Xtra                               2,640         110
                                               --------
LUMBER & WOOD PRODUCTS (1.5%)
   Georgia Pacific                    5,100         202
                                               --------
MACHINERY (2.1%)
   Briggs & Stratton                  1,940         113
   Cummins Engine                     2,600         132
   NACCO Industries, Cl A               700          32
                                               --------
                                                    277
                                               --------
MEDICAL (2.4%)
   Mallinckrodt                       5,900         200
   Pharmacia & Upjohn                 2,300         124
                                               --------
                                                    324
                                               --------
OPTICAL SUPPLIES (1.3%)
   Bausch & Lomb                      3,200         173
                                               --------
PETROLEUM & FUEL PRODUCTS (1.4%)
   Amerada Hess                       3,300         189
                                               --------
PETROLEUM REFINING (3.5%)
   Ashland                            1,610          53
   Exxon                              2,680         199
   Phillips Petroleum                 4,200         195
   Sunoco                               780          19
                                               --------
                                                    466
                                               --------
PRINTING & PUBLISHING (1.5%)
   Knight-Ridder                      1,400          89
   Lexmark International Group, Cl A* 1,400         109
                                               --------
                                                    198
                                               --------
RETAIL (4.4%)
   Darden Restaurants                 6,440         123
   Dayton Hudson                      3,500         226
   Kmart*                             7,500          75
   Longs Drug Stores                  1,700          46
   Ruddick                            2,500          43
   Sears Robuck                       1,070          30
   Shopko Stores                      1,900          48
                                               --------
                                                    591
                                               --------
SPECIALTY MACHINERY (0.7%)
   Tecumseh Products                  1,800          86
                                               --------

                                                 Market
                                                  Value
                                     Share        (000)
                                   --------    --------
STEEL & STEEL WORKS (1.1%)
   AK Steel Holding                   4,380    $    76
   Alcoa                              1,180         72
                                               -------
                                                   148
                                               -------
TELEPHONES & TELECOMMUNICATION (11.6%)
   AT&T                               4,200        196
   Bell Atlantic                      6,500        293
   SBC Communications                 4,842        247
   Sprint                             3,880        288
   United States Cellular*            4,000        354
   US WEST                            2,860        175
                                               -------
                                                 1,553
                                               -------
WHOLESALE (1.3%)
   BJ's Wholesale Club*               1,900         59
   Supervalu                          5,060        106
                                               -------
                                                   165
                                               -------
TOTAL COMMON STOCK
   (Cost $12,402)                               13,119
                                               -------

REPURCHASE AGREEMENT (1.6%)
   Morgan Stanley 5.00%, dated
     10/29/99, matures 11/01/99,
     repurchase price $216,223
     (collateralized by U.S. Treasury
     Note, 06/30/2000, market value
     $228,634)                        $ 216        216
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $216)                                     216
                                               -------
TOTAL INVESTMENTS (99.8%)
   (Cost $12,618)                               13,335
                                               -------
OTHER ASSETS AND LIABILITIES, NET (0.2%)            30
                                               -------

NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 1,293,785
     outstanding shares of beneficial
     interest                                   12,596
   Undistributed Net Investment Income              66
   Accumulated Net Realized Loss on
     Investments                                   (14)
   Net Unrealized Apreciation
     on Investments                                717
                                               -------
TOTAL NET ASSETS (100.0%)                      $13,365
                                               =======
   Net Asset Value, Offering and Redemption
     Price Per Share                            $10.33
                                               =======

*NON-INCOME PRODUCING SECURITY
CL--CLASS

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS LSV VALUE EQUITY FUND For the period ended October 31, 1999.

                                                             LSV
                                                         VALUE EQUITY
                                                           FUND(1)
                                                         ------------
                                                           3/31/99
                                                         TO 10/31/99
                                                            (000)
-------------------------------------------------------------------------------
Investment Income:
   Dividend Income.............................              $122
   Interest Income.............................                 7
-------------------------------------------------------------------------------
     Total Investment Income...................               129
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...................                39
   Investment Advisory Fee Waiver .............               (39)
   Reimbursements by Advisor...................               (36)
   Administrative Fees ........................                44
   Transfer Agent Fees ........................                24
   Printing Fees ..............................                14
   Professional Fees ..........................                 8
   Registration Fees ..........................                 3
   Trustee Fees ...............................                 3
   Custodian Fees .............................                 3
-------------------------------------------------------------------------------
   Total Expenses, Net ........................                63
-------------------------------------------------------------------------------
       Net Investment Income ..................                66
-------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold .....               (14)
   Net Change in Unrealized Appreciation of
     Investment Securities .....................              717
-------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on
      Investments ..............................               703
------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations ...........................             $769
==============================================================================

(1) LSV Value Equity Fund commenced operations on March 31, 1999.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                 LSV VALUE EQUITY FUND
For the period ended October 31, 1999

                                                             LSV
                                                        VALUE EQUITY
                                                           FUND(1)
                                                  -------------------------
                                                           3/31/99
                                                         TO 10/31/99
                                                            (000)
-------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income .........................        $  66
   Net Realized Loss from Securities Sold ........          (14)
   Net Change in Unrealized Appreciation of
      Investment Securities ......................          717
-------------------------------------------------------------------------------

     Net Increase in Net Assets Resulting
       from Operations............................          769
-------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income .........................           --
   Realized Capital Gains ........................           --
-------------------------------------------------------------------------------

     Total Distributions..........................           --
-------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ...................       12,634
   Reinvestment of Cash Distributions ............           --
   Cost of Shares Redeemed .......................          (38)
-------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital
        Share Transactions .......................       12,596
-------------------------------------------------------------------------------
       Total Increase in Net Assets ..............       13,365
-------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...........................          --
-------------------------------------------------------------------------------
   End of Period .................................      $13,365
-------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ........................................        1,298
   Issued in Lieu of Cash Distributions ..........           --
   Redeemed ......................................           (4)
-------------------------------------------------------------------------------
   Net Increase in Share Transactions.............        1,294
===============================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) LSV Value Equity Fund commenced operations on March 31, 1999.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS          LSV VALUE EQUITY FUND

For a Share Outstanding Throughout Each Period

For the period ended October 31, 1999



                                                                                                      Ratio
                                                                                                     of Net
                                                                                        Ratio of    Investment
                                                                                        Expenses     (loss)
                                                                  Ratio      Ratio     to Average   to Average
                              Realized     Net            Net      of        of Net    Net Assets   Net Assets
          Net                   and       Asset          Assets  Expenses  Investment  (Excluding   (Excluding
         Asset               Unrealized   Value           End       to     Income to     Waivers     Waivers
         Value      Net         Gains      End            of     Average    Average       and          and        Portfolio
       Beginning Investment      on        of    Total   Period    Net       Net       Reimburse-   Reimburse-    Turnover
       of Period  Income     Securities  Period  Return  (000)    Assets    Assets       ments)       ments)        Rate
       --------- ----------  ----------  ------  ------  ------  --------  ----------  ----------   ----------    ---------
----------------
LSV VALUE EQUITY
----------------
1999(1)  $10.00     0.05        0.28     $10.33   3.30%  $13,365   0.90%      0.95%       1.97%        (0.12)%      10.70%


(1) The LSV Value Equity Fund commenced operations on March 31,1999.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS     LSV VALUE EQUITY FUND
October 31, 1999


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

   FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Trust and are being amortized over twelve months commencing with the start-up. In the event the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Fund. For its services, SEI Investments received $60 for the period ended October 31, 1999.

NOTES TO FINANCIAL STATEMENTS (concluded)              LSV VALUE EQUITY FUND
October 31, 1999


4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated March 15, 1999 under which the Administrator provides management and administrative services at an annual rate of .10% of the Funds first $100 million of average daily net assets; .08% of the next $100 million of average daily net assets; and .07% of the Fund's average daily net assets over $200 million. there is a minimum annual fee of $75,000 per fund and $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund. The Trust and Distributor are parties to a Distribution Agreement dated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and LSV Asset Management Co. (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to .55% of the average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of .90% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 1999 are as follows:

                                       LSV VALUE EQUITY
                                         FUND (000)
                                       ----------------
Purchases
  U.S. Government .....................    $    --
  Other ...............................     13,698
Sales
  U.S. Government .....................    $    --
  Other ...............................      1,282

At October 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1999, is as follows:

                                       LSV VALUE EQUITY
                                         FUND (000)
                                       ----------------
Aggregate gross unrealized
  appreciation ........................    $1,664
Aggregate gross unrealized
  depreciation ........................      (947)
                                           ------
Net unrealized appreciation ...........    $  717
                                           ======
9

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of LSV Value Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 1999, and the results of its operations, the changes in its net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 17, 1999

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP


LSV-F-004-01